Financial Instruments - Disclosure of Loss Allowance for Trade Receivables (Detail) - Trade receivables [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Loss Allowance for Trade Receivables [Line Items]
Opening loss allowance at 1 January	R$ (90)	R$ (190)
Increase in trade receivable allowance recognized in profit or loss	(59)	(69)
Write-off	0	169
Closing loss allowance at 31 December	R$ (149)	R$ (90)